Income Tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before tax	$ 18,668	$ 6,535	$ (8,645)
Tax at statutory rate of 20% (2016: 20%; 2015: 20%)	3,734	1,307	(1,730)
Foreign income taxed at different rate	1,151	599	632
Expenses not deductible for tax purpose	600	225	393
Utilization of previously unrecognized tax losses	(1,066)	(21)
Tax benefit arising from previously unrecognized tax losses	(137)
Net deferred tax asset not recognized	78	1,305	1,152
Written-off deferred tax	10	(678)
Tax exempt on income	(245)	(21)	(45)
Uncertain tax position	(270)	(3,010)	(528)
Return to provision adjustment	348	77	(83)
Deferred tax liability arising from undistributed earnings	602	681	(72)
Effect of changes in temporary differences to be realized in different periods with different enacted tax rates			496
Withholding tax on dividends	349	118	206
Others	(14)	(72)	45
Income tax expense reported in the income statement	$ 5,140	$ 510	$ 466